DISPOSAL OF ASSETS - Summary of disposals (Details) $ in Millions	1 Months Ended
Aug. 31, 2021 USD ($)
Disclosure of analysis of single amount of discontinued operations [abstract]
Proceeds, net of transaction costs	$ 387
Carrying value of net assets held for sale
Assets	793
Liabilities	(397)
Carrying value of net assets held for sale	396
Gain (loss) on disposal, net of transaction costs	(9)
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	(6)
Total gain (loss) on disposal	$ (15)